Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net loss	$ (65,441)	$ (86,373)	$ (78,899)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	67,892	56,307	56,880
Amortization and write-off of deferred finance costs and bond premium	4,798	3,743	3,784
Gain on debt repurchase	(1,940)	0	0
Amortization of dry dock and special survey costs	9,576	7,656	4,198
Stock based compensation	909	1,076	57
(Gain)/loss on sale of vessels and impairment loss	36,731	(25)	0
Bargain purchase gain	0	(68,951)	0
(Equity)/ loss in earnings of affiliates, net of dividends received	(2,948)	61,284	56,923
Changes in operating assets and liabilities:
Decrease/ (increase) in prepaid expenses and other current assets	2,680	(6,050)	(2,582)
Decrease in inventories	3,541	3,815	192
(Increase)/ decrease in accounts receivable	(8,655)	(2,063)	8,123
(Increase)/ decrease in due from related parties short-term	(7,034)	(3,734)	11,116
Decrease in other long term assets	0	900	0
(Increase)/ decrease in due from related parties long-term	899	3,955	(12,730)
Increase/ (decrease) in accounts payable	282	3,250	(993)
Increase/ (decrease) in accrued expenses	583	(2,824)	1,164
Payments for dry dock and special survey costs	(6,864)	(19,412)	(14,897)
(Decrease)/ increase in due to related parties	(4,858)	14,093	17,107
Decrease in deferred revenue	(907)	(5,356)	(3,475)
Net cash provided by/ (used in) operating activities	29,244	(38,709)	45,968
Investing Activities
Net cash proceeds from sale of vessels	71,252	44,500	0
Acquisition of vessels/ Vessels additions	(65,225)	0	0
Cash acquired from Navios Midstream merger	0	25,260	0
Loan repayment from affiliated companies	0	0	55,132
Investment in affiliates	0	0	(84)
Loans receivable from affiliates	(2,000)	0	(13,706)
Dividends received from affiliates	0	10,053	11,036
Net cash provided by investing activities	4,027	79,813	52,378
Financing Activities
Loan proceeds, net of deferred finance costs	308,368	69,512	49,764
Loan repayments	(347,699)	(131,125)	(84,196)
Dividend paid	(12,359)	(12,213)	(31,614)
Net proceeds from equity offering	16,227	0	0
Redemption of Convertible shares and puttable common stock	0	0	(2,500)
Acquisition of treasury stock	(366)	(7,127)	0
Net cash used in financing activities	(35,829)	(80,953)	(68,546)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(2,558)	(39,849)	29,800
Cash and cash equivalents and restricted cash, beginning of year	46,609	86,458	56,658
Cash and cash equivalents, and restricted cash end of year	44,051	46,609	86,458
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	86,014	76,468	71,966
Non-cash investing activities
Accrued interest on loan to affiliates	(2,948)	(3,103)	(2,643)
Costs payable relating to sale of vessel	0	200	0
Transaction costs relating to the merger with Navios Midstream	0	469	0
Acquisition of vessels	33,210	0	0
Non-cash financing activities
Stock based compensation	909	1,076	57
Accrued deferred finance costs	1,702	0	0
Other long term assets	$ 5,456	$ 0	$ 0